Distribution of Profits - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 09, 2013 USD ($)	Feb. 25, 2013 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund			10.00%
Maximum profit after taxation transferred to general reserve fund			50.00%
General reserve fund of PRC subsidiaries			¥ 168,697,072	¥ 97,753,743
Restricted share capital of PRC subsidiaries			1,136,330,550	667,816,000
Restricted net assets			1,305,027,622	765,569,743
Cash dividend declared | $ / shares		$ 0.28
Number of American depositary shares in each ordinary share | shares		2
Dividend distribution | $	$ 7.7
Dividend, date to be paid		Apr. 09, 2013
Dividend, date of record		Mar. 20, 2013
American Depositary Share
Workers' Compensation Insurance and Reserves [Line Items]
Cash dividend declared | $ / shares		$ 0.14
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets			¥ 438,896,279	¥ 294,935,491